State Street Galaxy Digital Asset Ecosystem ETF Investment Strategy - State Street Galaxy Digital Asset Ecosystem ETF	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	The Fund's Principal Investment Strategy
Strategy Narrative [Text Block]	Galaxy Digital Capital Management LP (the “Sub-Adviser”) seeks to achieve the Fund's investment objective by investing, directly or indirectly, in (i) equity securities of foreign and domestic companies within the crypto asset and blockchain industries, (ii) exchange-traded funds (“ETFs”) that primarily hold bitcoin and/or ether futures contracts (“Crypto Asset Futures ETFs”), (iii) bitcoin and ether futures contracts (“crypto asset futures”), and (iv) exchange-traded products that hold bitcoin or ether as a reference asset (“Spot Crypto Asset ETPs”) (collectively, the “Digital Asset Ecosystem”). A company is considered to be within the crypto asset or blockchain industry if for example it: mines, validates, or processes crypto asset transactions (e.g., Bitcoin miners, validators); develops, provides, or supports blockchain-related software, hardware, or services (e.g., blockchain platforms, wallets, smart contract developers); offers crypto-related financial services (e.g., trading platforms, brokers, lenders, custodians); accepts or processes crypto asset payments (e.g., merchants, payment processors); provides infrastructure or support services for blockchain or crypto asset companies (e.g., data centers, security providers); develops or uses blockchain technology for operational purposes (e.g., supply chain management, identity verification); invests in or owns crypto assets or blockchain-related assets (e.g., venture capital firms, investment funds); provides education, research, or consulting services related to blockchain or crypto assets (e.g., research institutions, consulting firms). Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes), directly or indirectly, in Digital Asset Ecosystem investments and other instruments that provide exposure to the Digital Asset Ecosystem. The Fund will provide shareholders with at least sixty (60) days' notice prior to any change in its 80% investment policy. The Fund expects to gain exposure to Spot Crypto Asset ETPs and crypto asset futures by investing in a wholly-owned subsidiary, an exempted limited company organized under the laws of the Cayman Islands (“Subsidiary”). The Subsidiary and the Fund may also invest in cash and cash equivalents or money market instruments (including money market funds advised by SSGA FM), which are intended to provide liquidity, preserve capital, and serve as collateral for the Subsidiary's or Fund's derivative instruments. Collective exposure to Crypto Asset Futures ETFs, Spot Crypto Asset ETPs and crypto asset futures will not exceed 25% of the Fund's assets. The Fund does not invest directly in crypto assets.The Sub-Adviser employs a fundamental process for investment selection when creating the Fund's portfolio. The Sub-Adviser adheres to an integrated, bottom-up, relative value investment process by evaluating macroeconomic factors that may impact crypto asset prices, such as interest rates, money supply, and inflation. When the Sub-Adviser believes macroeconomic conditions are supportive of risk tolerance and crypto asset prices, it will position the portfolio to have more direct crypto asset exposure (i.e., Crypto Asset Futures ETFs, Spot Crypto Asset ETPs and crypto asset futures). When the Sub-Adviser believes macroeconomic conditions are unsupportive, it will seek exposure to investments with less direct crypto asset exposure (i.e., stocks of companies within the crypto asset and blockchain industries) to limit potential downside risks of the portfolio. The fundamental, stock specific analysis employed by the Sub-Adviser focuses on analyzing financial statements, management teams and corporate governance structures to determine an outlook for a particular company or industry. The Sub-Adviser also analyzes the blockchain ecosystem on an ongoing basis. This includes analyzing transactions, fees, hashrate, and numerous other “on-chain” indicators. On-chain indicators refer to a specific blockchain's historical transaction data that is publicly stored on the blockchain, which helps contextualize how users are utilizing the blockchain and indicates demand for the relevant native crypto asset. These blockchain indicators will be used to derive inputs (mining rewards, mining difficulty, “stablecoin” (a type of crypto asset designed to maintain a stable price over time by being pegged to another asset, typically a fiat currency) transactions, etc.) that will inform stock specific financial analysis. Additionally, the Sub-Adviser analyzes potential changes to the regulatory environment related to crypto assets given the importance of future regulation on the asset class. Based on its cumulative analysis, the Sub-Adviser selects stocks of companies it believes are best positioned to excel within the crypto asset and blockchain industry. The Sub-Adviser selects high conviction stocks ranging across sectors, such as bitcoin miners, financial services companies, hardware and device manufacturers, software manufacturers, and corporate treasury users. The Sub-Adviser's sell strategy is guided by a comprehensive analysis of fundamental, technical, and industry-specific factors. The Sub-Adviser continuously monitors the portfolio companies' financial statements, management teams, and corporate governance structures for any signs of deterioration. Additionally, the Sub-Adviser stays vigilant for negative regulatory changes, declines in on-chain indicators such as transactions, fees, and hashrate, and broader industry headwinds. If the Sub-Adviser determines that a company's stock has become overvalued or that its outlook has diminished, it will sell the stock to realize profits or limit losses. Additionally, the Sub-Adviser continually evaluates new investment opportunities, and will reduce existing holdings to reallocate to more attractive opportunities as they arise. Furthermore, the Sub-Adviser continuously evaluates the portfolio's overall risk profile and rebalances it as necessary to ensure alignment with its investment objectives. By dynamically adjusting the portfolio in response to changing market conditions, the Sub-Adviser seeks to optimize returns while managing risk. The Fund will concentrate its investments (i.e., hold more than 25% of its assets) in the following group of industries: software; semiconductors & semiconductor equipment; financial services; and capital markets.
Strategy Portfolio Concentration [Text]	The Fund will concentrate its investments (i.e., hold more than 25% of its assets) in the following group of industries: software; semiconductors & semiconductor equipment; financial services; and capital markets.